Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred income tax assets	$ 63,786	$ 78,369	[1]
Deferred income tax liabilities	(137,106)	(183,518)	[1]
Net deferred tax liabilities	$ (73,320)	$ (105,149)		$ (158,055)	$ (163,741)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.